Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Class A Ordinary Shares
Weighted average shares outstanding of ordinary shares	34,502,500	34,502,500	15,549,710	34,502,500	20,412,350
Basic and diluted net income (loss) per share	$ (0.02)	$ (0.12)	$ (0.49)	$ 0.51	$ (0.35)
Class B Ordinary Shares
Weighted average shares outstanding of ordinary shares	8,625,000	8,625,000	8,005,601	8,625,000	7,984,399
Basic and diluted net income (loss) per share	$ (0.02)	$ (0.12)	$ (0.49)	$ 0.51	$ (0.35)